Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

As of December 31, 2016 and 2015, the Company has 20,000,000 shares of Series A Preferred authorized with a par value of $0.001. The Company’s Board of Directors is authorized to provide for the issuance of shares of preferred stock in one or more series, to establish the number of shares in each series, and to determine the designations, preferences and rights through a resolution of the Board of Directors.

Effective June of 2015, the Board of Directors designated the Series A Preferred as a new series of preferred stock. As of December 31, 2016 and 2015, the Company has 5,000,000 shares of Series A Preferred authorized, with a par value of $0.001, and as of December 31, 2016 and 2015, the Company has 3,773,592 and 1,627,000 shares issued and outstanding, respectively. Each Series A Preferred share is convertible into shares of the Company’s common stock at a conversion price of $0.50 per share, subject to adjustment. Each holder of Series A Preferred is entitled to the equivalent of five votes for every conversion share, where the conversion shares are the number of common stock the Series A Preferred would be convertible into. The holders of the Series A Preferred have a liquidation preference equal to $5.00 per share.

The Company has 2,000,000,000 shares of common stock authorized, with a par value of $0.001, and as of December 31, 2016 and 2015, the Company has 31,743,797 and 19,969,341 shares issued and outstanding, respectively.

As of December 31, 2015, there was an insufficient amount of the Company’s authorized common stock to satisfy the potential number of shares that would be required to satisfy the outstanding options, warrants and convertible debt into common stock. As a result, the Company recorded a liability in the amount of $852,091, offset by $852,091 of equity for the year ending December 31, 2015. Effective October 2016, the Company filed a Certificate of Amendment to perform a 1:100 reverse stock split which eliminated the shortage of sufficient authorized common shares. Additionally, the Company removed the $852,091 liability for lack of authorized shares and increased paid in capital. The Company’s financial statements have been retroactively adjusted for all periods presented to reflect the reverse stock split.

Common Stock Issued for the Exercise of Options and Warrants

During 2015, the Company issued 1,995,000 shares of common stock for cashless warrants exercise.

During 2016, the Company issued 30,644 shares of common stock for cashless warrants exercise.

Common Stock Issued for Loan Fees on Convertible Debt

During the year ending December 31, 2016, the Company did not issue any common stock for loan fees.

During the year ending December 31, 2015, the Company issued 43,326 shares of common stock for loan fees when entering into related party convertible notes. The shares were valued at $6,387, of which $4,896 was allocated to a debt discount (see Note 6) and $1,491 was recorded as interest expense.

Common Stock Issued for Settlement and Conversion of Debt

During 2016, the Company issued 563,523 shares of common stock in conjunction with the settlement of convertible debt that was paid in cash. The shares were valued at $70,863 and were recognized as a loss on the settlement of debt.

During 2015, the Company issued 920,516 shares of common stock valued at $109,812 in exchange for convertible debt raised in 2014 resulting in a reduction in debt of $31,721, a reduction in derivative liability of $79,044, with an offset of $3,035 to debt discount and a $2,083 gain on extinguishment of debt.

Common Stock Issued for Conversion of Preferred Stock

During 2016, the Company issued 11,180,289 shares of common stock valued at $1,590,801 in exchange for 1,118,024 shares of Series A Preferred valued at $4,828,204, resulting in an increase in retained earnings of $3,237,403.

 Common Stock Options

The following schedule summarizes the changes in the Company’s stock options:

			Weighted		Weighted
	Options Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2014	87,850	$9.00- 15.00	3.42 years	$-	$14.00

Options granted	-	$-	-		$-
Options exercised	-	$-	-		$-
Options expired	(36,500)	$9.00- 21.00	-		$12.00

Balance at December 31, 2015	51,350	$12.00-15.00	7.12 years	$-	$15.00

Options granted	2,370,000	$0.50-1.00	-		$0.62
Options exercised	-	$-	-		$-
Options expired	(18,850)	$0.12-0.15	-		$14.84

Balance at December 31, 2016	2,402,500	$0.50-15	4.05 years	$-	$0.81

Exercisable at December 31, 2016	1,939,062	$0.50-15	3.95 years	$-	$0.88

During the year ending December 31, 2016 and 2015, the Company recognized $675,324 and $80,635, respectively, worth of stock based compensation related to the vesting of it stock options.

Common Stock Warrants

 The following schedule summarizes the changes in the Company’s stock warrants:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2014	23,107,701	$0.01-25	2.86 years	$-	$1

Warrants granted	312,500	$0.10-0.15	2.94 years		$0.013
Warrants exercised	(2,856,041)	$0.30	-		$0.30
Warrants adjusted (1)	(13,601,951)	$0.10-0.15	-		0.01
Warrants expired/cancelled	(158,706)	$6.00-25.00	-		$8.76

Balance at December 31, 2015	6,803,503	$0.1-10	1.90 years	$2,052,699	$0.81

Warrants granted	233,334	$0.40	1.71 years		$0.34
Warrants exercised	(202,500)	$0.10	-		$0.10
Warrants expired/cancelled	(3,254,832)	$0.01-6.00	-		$0.13

Balance at December 31, 2016	3,579,505	$0.01-10	0.52 years	$749	$4.45

Exercisable at December 31, 2016	3,579,505	$0.01-10	0.52 years	$749	$4.45

(1)	Based upon Delaware law and on the terms and conditions set forth in the applicable warrant agreement, any adjustments to the warrants were limited to a floor price of $0.001. Pursuant to the defective warrant exercise notice using an exercise price below $0.001, the Company issued at total of 1,473,777 shares of common stock to the warrant holders, which the Company believes are voidable, and also recorded 16,009,450 warrants outstanding to the holder on the Company’s financial statements for the year ended December 31, 2014, and for the periods ending March 31 and June 30, 2015. Management believes that the warrants were recorded in error during the periods presented, and has recorded the revised number of warrants outstanding at September 30, 2015 at 2,407,500, which reflects the number of shares of common stock purchase warrants outstanding and exercisable under the terms of the warrants at an exercise price of $0.001 per share. This net adjustment of 13,601,951 warrants has been reflected in the schedule for the twelve months ending December 31, 2015. The Company reached a Settlement Agreement in 2016 with this warrant holder to cancel all the remaining 2,407,500 warrants in exchange for 50,000 shares of Series A Preferred.

During the year ending December 31, 2016 and 2015, the Company recognized $595,175 and $0, respectively, worth of expense related to warrants granted for services.

Preferred Stock Issued for Cash

During 2016, the Company issued 46,666 shares of Series A Preferred for $70,000 cash.

Preferred Stock Issued for Exercise of Warrants

During 2016, the Company issued 250,000 shares of Series A Preferred for $250 for the exercise of warrants.

Preferred Stock Issued for Warrants Surrendered

During 2016, the Company issued 62,854 shares of Series A Preferred, representing $407,973, in exchange for the surrender of 2,407,500 warrants. This resulted in the Company writing off $1,179,710 worth of derivative liabilities and recognizing a gain on debt extinguishment of $771,737.

Preferred Stock Issued for Services

During 2016, the Company issued 218,000 shares of its Series A Preferred, representing $942,644, for services valued at $949,661, therefore recognizing $7,018 of a gain on settlement of debt. During 2016, the Company issued 10,000 shares of its Series A Preferred to its CFO, representing $54,152, for services (see Note 6).

During 2015, the Company issued 100,000 shares of its Series A Preferred, representing $334,880, for services.

Preferred Stock Issued for Loan Fees

During 2016, the Company issued 30,000 shares of its Series A Preferred, valued at $162,456, as a finders fee and issued 37,906 shares of its Series A Preferred, valued at $29,156 (see Note 6), as loan fees on related party convertible notes. The Company also issued 347,400 shares of its Series A Preferred, valued at $363,807, as loan fees on convertible notes recorded as debt discount (see Note 8), and issued 47,840 shares of its Series A Preferred, valued at $39,904, as loan fees on convertible notes recorded as derivative liabilities.

During 2015, the Company issued 133,833 shares of its Series A Preferred, valued at $527,325, as loan fees on convertible notes and issued 3,440 shares of its Series A Preferred, valued at $17,401 (see Note 6), as loan fees on related party convertible notes.

Preferred Stock Issued for Debt Extinguishment

During 2016, the Company issued 215,961 shares of Series A Preferred, valued at $1,401,760, in exchange for $1,197,950 of related party debt, and $59,671 of accrued interest (see Note 6). This resulted in the Company recognizing $144,139 as a loss on debt extinguishment.

During 2016, the Company issued 473,830 shares of Series A Preferred, valued at $2,330,876, in exchange for $473,613 of related party convertible debt, and $0 of accrued interest (see Note 6). This resulted in the Company writing off $2,330,154 in derivative liabilities, $448,613 in debt discounts, and recognizing $24,278 as a gain on debt extinguishment.

During 2016, the Company issued 1,460,600 shares of Series A Preferred, valued at $8,552,746 in exchange for $1,444,950 of convertible debt, and $50,711 of accrued interest (see Note 8). This resulted in the Company writing off $8,138,070 in derivative liabilities, $814,625 in debt discounts, and recognizing $266,358 as a gain on debt extinguishment.

In September 2015, the Company issued 148,310 shares of Series A Preferred in exchange for $1,414,100 of related party debt plus $810,538 of accrued interest and 207,620 shares of Series A preferred stock in exchange for $2,224,466 of related party debt plus $889,838 of accrued interest, to the major shareholder and director of the Company (see Note 6).

In September 2015, the Company issued 43,000 shares of Series A Preferred in exchange for $43,000 of related party convertible debt raised during 2015 (see Note 6).

In November and December 2015, the Company issued 99,000 shares of Series A Preferred in exchange for $22,700 of convertible debt, $9,812 of accrued interest, and extension of a due date for a payment on a debt settled. In September 2015 the Company issued 552,000 shares of Series A Preferred in exchange for $552,000 of convertible debt raised during 2015. In October 2015 the Company issued 10,000 shares of Series A Preferred in exchange for $10,000 of convertible debt raised during 2015 (see Note 8).

Preferred Stock Issued for Accounts Payable and Accrued Liabilities

In December 2015, the Company issued 100,000 and 75,000 shares of Series A Preferred to the CEO and CFO, in exchange for $150,000 and $112,500, respectively, of accrued payroll (see Note 6). In December 2015, the Company issued 246,797 shares of Series A Preferred in exchange for $370,197 of accounts payable.